Insurance Contracts - Insurance Contracts Issued and Reinsurance Contracts Held (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	$ 14,166	$ 13,028
Insurance | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	6,448	5,952
Insurance | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	981	1,042
Insurance | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	6,737	6,034
Insurance | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Insurance | Due in 1 year or less
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,188	1,051
Insurance | Due in 1 year or less | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	493	450
Insurance | Due in 1 year or less | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	100	104
Insurance | Due in 1 year or less | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	595	497
Insurance | Due in 1 year or less | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Insurance | 1 to 3 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,095	1,868
Insurance | 1 to 3 years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	882	805
Insurance | 1 to 3 years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	173	180
Insurance | 1 to 3 years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,040	883
Insurance | 1 to 3 years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Insurance | 3 to 5 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,760	1,591
Insurance | 3 to 5 years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	756	692
Insurance | 3 to 5 years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	144	149
Insurance | 3 to 5 years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	860	750
Insurance | 3 to 5 years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Insurance | Due in years 6-10
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	3,256	2,973
Insurance | Due in years 6-10 | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,441	1,325
Insurance | Due in years 6-10 | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	256	266
Insurance | Due in years 6-10 | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,559	1,382
Insurance | Due in years 6-10 | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Insurance | Due after 10 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	5,867	5,545
Insurance | Due after 10 years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,876	2,680
Insurance | Due after 10 years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	308	343
Insurance | Due after 10 years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,683	2,522
Insurance | Due after 10 years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	326	338
Reinsurance contracts held | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	518	560
Reinsurance contracts held | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(142)	(166)
Reinsurance contracts held | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(50)	(56)
Reinsurance contracts held | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Reinsurance contracts held | Due in 1 year or less
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	30	32
Reinsurance contracts held | Due in 1 year or less | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	50	52
Reinsurance contracts held | Due in 1 year or less | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(13)	(15)
Reinsurance contracts held | Due in 1 year or less | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(7)	(5)
Reinsurance contracts held | Due in 1 year or less | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Reinsurance contracts held | 1 to 3 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	54	57
Reinsurance contracts held | 1 to 3 years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	86	92
Reinsurance contracts held | 1 to 3 years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(23)	(26)
Reinsurance contracts held | 1 to 3 years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(9)	(9)
Reinsurance contracts held | 1 to 3 years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Reinsurance contracts held | 3 to 5 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	40	47
Reinsurance contracts held | 3 to 5 years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	67	77
Reinsurance contracts held | 3 to 5 years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(20)	(22)
Reinsurance contracts held | 3 to 5 years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(7)	(8)
Reinsurance contracts held | 3 to 5 years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Reinsurance contracts held | Due in years 6-10
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	52	82
Reinsurance contracts held | Due in years 6-10 | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	99	138
Reinsurance contracts held | Due in years 6-10 | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(36)	(42)
Reinsurance contracts held | Due in years 6-10 | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(11)	(14)
Reinsurance contracts held | Due in years 6-10 | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Reinsurance contracts held | Due after 10 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	150	120
Reinsurance contracts held | Due after 10 years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	216	201
Reinsurance contracts held | Due after 10 years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(50)	(61)
Reinsurance contracts held | Due after 10 years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(16)	(20)
Reinsurance contracts held | Due after 10 years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	$ 0	$ 0